UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-2557

DREYFUS MONEY MARKET INSTRUMENTS, INC.
-	Money Market Series
-	Government Securities Series
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	9/30/05

P:\Edgar Filings\Pending\008\NQ-008-11-05\formnq008.DOC

FORM N-Q

Item 1.	Schedule of Investments.

DREYFUS MONEY MARKET INSTRUMENTS INC.
STATEMENT OF INVESTMENTS
GOVERNMENT SECURITIES SERIES
September 30, 2005 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills - 54.8%	Purchase (%)	Amount ($)	Value ($)

10/6/2005	2.85	70,000,000	69,972,292
12/29/2005	3.29	71,400,000	70,828,969
Total U.S. Treasury Bills
(cost $140,801,261)			140,801,261

Repurchase Agreements - 45.7%

Bank Of America
dated 9/30/2005, due 10/3/2005 in the amount
of $33,008,800 (fully collateralized by
$33,915,000 U.S. Treasury Notes,
2%, due 5/16/2006, value $33,745,425)	3.20	33,000,000	33,000,000

Barclays Capital Inc.
dated 9/30/2005, due 10/3/2005 in the amount
of $18,304,194 (fully collateralized by
$18,795,000 U.S. Treasury Bills,
due 1/26/2006, value $18,574,500)	2.75	18,300,000	18,300,000

Bear Stearns & Co.
dated 9/30/2005, due 10/03/2005 in the amount
of $33,008,663 (fully collateralized by
$33,550,000 U.S. Treasury Notes,
2.375% - 2.75%, due 6/30/2006 - 8/15/2006,
value $34,403,450)	3.15	33,000,000	33,000,000

UBS Warburg LLC
dated 9/30/2005, due 10/3/2005 in the amount
of $33,008,938 (fully collateralized by
$32,921,000 U.S. Treasury Notes,
4.625% - 5.75%, due 11/15/2005 - 5/15/2006,
value $33,661,001)	3.25	33,000,000	33,000,000
Total Repurchase Agreements
(cost $117,300,000)			117,300,000

Total Investments (cost $258,101,261)		100.5%	258,101,261

Liabilities, Less Cash and Receivables		(.5%)	(1,289,505)

Net Assets		100.0%	256,811,756

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Money Market Instruments, Inc.
Statement of Investments
Money Market Series
September 30, 2005 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit--25.6%	Amount ($)	Value ($)

BNP Paribas (Yankee)
3.80%, 12/13/2005	10,000,000	10,000,000
CIBC (Canadian Imperial Bank Of Commerce) (Yankee)
3.68%, 12/7/2005	10,000,000	10,000,000
Credit Suisse First Boston (Yankee)
3.62%, 10/11/2005	12,000,000	12,000,000
Depfa Bank PLC (Yankee)
3.73%, 11/14/2005	15,000,000	15,000,000
First Tennessee Bank
3.61%-3.78%, 10/11/2005-12/8/2005	13,000,000	13,000,000
HBOS Treasury Service PLC (London)
3.81%, 12/6/2005	15,000,000	15,000,000
Washington Mutual Bank
3.69%, 12/2/2005	10,000,000	10,001,504
Total Negotiable Bank Certificates of Deposit
(cost $85,001,504)		85,001,504

Commercial Paper--47.9%

Abbey National PLC
3.90%, 10/3/2005	10,000,000	9,997,833
Atlantis One Funding Corp.
3.62%-3.73%, 10/11/2005-11/14/2005	15,000,000 [a]	14,967,450
Bank of America Corp.
3.61%, 10/12/2005	10,000,000	9,989,024
Beta Finance Inc.
3.62%, 10/28/2005	10,000,000 [a]	9,973,075
CC (USA)
3.62%, 10/25/2005	6,000,000 [a]	5,985,640
Deutsche Bank Financial LLC
3.88%, 10/3/2005	10,000,000	9,997,844
Edison Asset Securitization LLC
3.78%, 12/8/2005	10,000,000 [a]	9,929,261
Gemini Securitization Corp.
3.79%, 12/12/2005	10,000,000 [a]	9,925,000
Grampian Funding LLC
3.74%, 11/16/2005	10,000,000 [a]	9,952,722
Greenwich Capital Holdings Inc.
3.86%, 10/3/2005	10,000,000	9,997,855
HSH Nordbank
3.79%, 12/13/2005	10,000,000	9,923,958
Mane Funding
3.62%, 10/26/2005	9,000,000 [a]	8,977,594
Northern Rock PLC
3.62%, 10/27/2005	10,000,000	9,974,072
Premier Asset Collateralized Entity (PACE)
3.81%, 11/30/2005	10,000,000 [a]	9,937,167
Scaldis Capital LLC
3.81%, 12/2/2005	10,000,000 [a]	9,935,072
UBS Finance (DE) LLC
3.86%, 10/3/2005	10,000,000	9,997,856
Total Commercial Paper
(cost $159,461,424)		159,461,424

Corporate Notes--10.5%

Lehman Brothers Inc.
3.81%, 2/23/2006	10,000,000 [b]	10,000,000
Toyota Motor Credit
3.81%, 8/8/2006	10,000,000 [a,b]	10,000,000
Wells Fargo & Co.
3.64%, 7/3/2011	15,000,000 [b]	15,000,000
Total Corporate Notes
(cost $35,000,000)		35,000,000

Short Term Bank Notes--3.0%

World Savings Bank
3.61%, 10/11/2005
(cost $10,000,000)	10,000,000	10,000,000

Time Deposits--13.2%

Branch Banking & Trust Co. (Grand Cayman)
3.88%, 10/3/2005	10,000,000	10,000,000
Chase Manhattan Bank USA (DE) (Grand Cayman)
3.88%, 10/3/2005	10,000,000	10,000,000
Key Bank (Grand Cayman)
3.89%, 10/3/2005	14,000,000	14,000,000
M&T Trust (Grand Cayman)
3.88%, 10/3/2005	10,000,000	10,000,000
Total Time Deposits
(cost $44,000,000)		44,000,000

Total Investments (cost $333,462,928)	100.2%	333,462,928
Liabilities, Less Cash and Receivables	(.2%)	(609,835)
Net Assets	100.0%	332,853,093

[a] Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to $99,582,981 or 29.9% of net assets.
[b] Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

P:\Edgar Filings\Pending\008\NQ-008-11-05\formnq008.DOC

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MONEY MARKET INSTRUMENTS, INC.
-	Money Market Series
-	Government Securities Series

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	November 22, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	November 22, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

P:\Edgar Filings\Pending\008\NQ-008-11-05\formnq008.DOC